Investment Portfolio - March 31, 2020

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS - 89.4%
Albany County, Nursing Homes, Various Purposes Impt., Series A, G.O. Bond	5.000%	9/15/2026	AA2	$375,000	$462,424
Amherst Central School District, G.O. Bond	5.000%	6/15/2026	Aa3	200,000	242,344
Babylon, Various Purposes, Public Impt., Series B, G.O. Bond	2.250%	12/1/2026	Aaa	705,000	734,455
Bath Central School District, G.O. Bond	4.000%	6/15/2025	Aa3	750,000	857,355
Briarcliff Manor, Public Impt., G.O. Bond	5.000%	2/1/2023	AAA[2]	400,000	444,372
Brookhaven, Public Impt., Recreational Facility Impt., G.O. Bond	4.000%	3/15/2025	AAA[2]	400,000	442,804
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	4.000%	7/1/2022	A2	300,000	318,699
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	7/1/2023	A2	300,000	337,170
Buffalo Municipal Water Finance Authority, Water Utility Impt., Series A, Revenue Bond, AGM	5.000%	7/1/2039	AA2	250,000	293,782
Buffalo Municipal Water Finance Authority, Water Utility Impt., Series A, Revenue Bond, AGM	5.000%	7/1/2043	AA2	600,000	701,238
Buffalo Municipal Water Finance Authority, Water Utility Impt., Series A, Revenue Bond, AGM	5.000%	7/1/2048	AA2	250,000	290,435
Buffalo, Public Impt., Recreational Facility Impt., Series A, G.O. Bond	5.000%	4/1/2024	A1	250,000	286,382
Canandaigua City School District, G.O. Bond	2.125%	6/15/2026	Aa3	540,000	557,334
Canandaigua, Public Impt., G.O. Bond	3.000%	12/15/2028	AA2	570,000	613,041
Colonie, G.O. Bond, AGM	2.000%	3/1/2021	AA2	1,400,000	1,410,150
Colonie, G.O. Bond, AGM	2.000%	3/1/2026	AA2	555,000	566,810
Depew Union Free School District, G.O. Bond	5.000%	6/1/2021	A1	820,000	856,482
Dutchess County, Highway Impt., G.O. Bond	2.000%	3/15/2021	AA2	1,000,000	1,007,650
Erie County Fiscal Stability Authority, Series D Revenue Bond	5.000%	9/1/2038	Aa1	1,000,000	1,230,740
Greece Central School District, G.O. Bond, BAM	2.500%	6/15/2023	Aa3	620,000	642,593
Hempstead, Natural Gas Utility Impt., Public Impt. Series A, G.O. Bond	5.000%	6/15/2026	AA2	400,000	477,088
Irvington Union Free School District, G.O. Bond	5.000%	4/1/2021	Aa2	250,000	259,695
Kings Park Central School District, School Impt., G.O. Bond	2.000%	9/1/2024	Aa2	415,000	429,127
Mamaroneck, Various Purposes, Public Impt., G.O. Bond	2.000%	7/15/2020	Aaa	335,000	335,894
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2022	A1	250,000	262,717
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2025	A1	505,000	537,391
Metropolitan Transportation Authority, Subseries B-1, Revenue Bond	5.000%	11/15/2024	AA2	1,885,000	2,111,596
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	11/15/2041	A1	925,000	983,811

Investment Portfolio - March 31, 2020

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Metropolitan Transportation Authority, Transit Impt., Subseries B-2, Revenue Bond	5.000%	11/15/2021	A1	$1,000,000	$1,036,010
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-2, Revenue Bond	5.000%	7/15/2023	Aa2	2,000,000	2,235,580
New York City Transitional Finance Authority, Building Aid, Series S-1, Revenue Bond	5.000%	7/15/2023	Aa2	820,000	916,588
New York City Transitional Finance Authority, Building Aid, Series S-2A, Revenue Bond	5.000%	7/15/2033	Aa2	1,000,000	1,242,840
New York City Transitional Finance Authority, Building Aid, Subseries S-3, Revenue Bond	5.000%	7/15/2027	Aa2	750,000	930,562
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series A-1, Revenue Bond	3.250%	8/1/2035	Aa1	1,000,000	1,061,230
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series C-1, Revenue Bond	4.000%	11/1/2042	Aa1	1,680,000	1,901,626
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series E-1, Revenue Bond	5.000%	2/1/2026	Aa1	475,000	553,973
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond	5.000%	11/1/2024	Aa1	3,000,000	3,279,630
New York City Water & Sewer System, Series A, Revenue Bond	3.000%	6/15/2036	Aa1	1,250,000	1,289,250
New York City Water & Sewer System, Water Utility Impt., Series DD, Revenue Bond	5.000%	6/15/2047	Aa1	3,000,000	3,520,800
New York City Water & Sewer System, Water Utility Impt., Subseries BB-1, Revenue Bond	5.000%	6/15/2046	Aa1	2,000,000	2,362,220
New York City, Public Impt., Subseries D1, G.O. Bond	4.000%	12/1/2041	Aa1	1,650,000	1,859,979
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa1	2,700,000	3,034,368
New York City, Series C, G.O. Bond	5.000%	8/1/2031	Aa1	1,500,000	1,861,320
New York State Dormitory Authority, Income Tax Revenue, Prerefunded Balance, Series A, Revenue Bond	5.000%	2/15/2043	Aa1	3,630,000	4,032,022
New York State Dormitory Authority, Income Tax Revenue, Series A, Revenue Bond	5.000%	2/15/2030	Aa1	1,500,000	1,827,585
New York State Dormitory Authority, Income Tax Revenue, Series E, Revenue Bond	3.500%	3/15/2037	Aa1	850,000	904,340
New York State Dormitory Authority, Public Impt., Series A, Revenue Bond	5.000%	3/15/2029	Aa1	750,000	915,998
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	5.000%	3/15/2030	Aa1	1,500,000	1,844,295
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	10/1/2037	Aa3	1,000,000	1,135,900
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	10/1/2038	Aa3	1,000,000	1,131,930

Investment Portfolio - March 31, 2020

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	5.000%	3/15/2045	Aa1	$1,680,000	$2,036,210
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2047	Aa1	1,050,000	1,153,467
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2048	Aa1	1,350,000	1,494,032
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2048	Aa1	600,000	664,254
New York State Dormitory Authority, School Impt., Series E, Revenue Bond, AGM	5.000%	10/1/2025	A2	1,000,000	1,125,440
New York State Environmental Facilities Corp., Water and Sewer, Series A, Revenue Bond	5.000%	6/15/2025	Aaa	300,000	334,365
New York State Environmental Facilities Corp., Water and Sewer, Series D, Revenue Bond	5.000%	3/15/2026	Aaa	340,000	401,608
New York State Environmental Facilities Corp., Water Utility Impt., Revenue Bond	5.000%	6/15/2025	Aaa	1,000,000	1,045,510
New York State Environmental Facilities Corp., Water Utility Impt., Series B, Revenue Bond	4.000%	8/15/2046	Aaa	2,000,000	2,178,960
New York State Environmental Facilities Corp., Water Utility Impt., Series B, Revenue Bond	4.000%	6/15/2049	Aaa	1,000,000	1,121,140
New York State Urban Development Corp., Economic Impt., Correctional Facility Impt., Series A, Revenue Bond	4.000%	3/15/2046	Aa1	2,000,000	2,219,740
New York State Urban Development Corp., Highway Impt., Series A, Revenue Bond	5.000%	3/15/2037	Aa1	500,000	589,130
New York State Urban Development Corp., Public Impt., Series A-1, Revenue Bond	5.000%	3/15/2026	Aa1	3,000,000	3,315,090
New York State Urban Development Corp., Series A, Revenue Bond	5.000%	3/15/2027	Aa1	1,250,000	1,506,750
New York State, Highway Impt., Series A, G.O. Bond	5.000%	3/15/2023	Aa1	510,000	567,171
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2027	Aa1	500,000	555,195
New York State, Water Utility Impt., Series E, G.O. Bond	4.250%	12/15/2041	Aa1	480,000	500,880
Niagara-Wheatfield Central School District, G.O. Bond	2.000%	3/15/2026	Aa3	640,000	650,733
Onondaga County, Public Impt., Correctional Facility Impt., G.O. Bond	3.000%	6/1/2035	Aa3	1,000,000	1,032,780
Onondaga County, Public Impt., Recreational Facility Impt., G.O. Bond	5.000%	5/1/2020	Aa3	250,000	250,788
Onondaga County, Public Impt., Telecommunications Impt., G.O. Bond	5.000%	5/15/2023	Aa3	1,000,000	1,116,890
Onondaga County, Public Impt., Water Utility Impt., G.O. Bond	2.125%	6/15/2030	Aa3	715,000	721,128
Perinton, G.O. Bond	3.000%	12/15/2021	AA2	210,000	216,531
Perinton, G.O. Bond	4.000%	12/15/2022	AA2	210,000	225,828

Investment Portfolio - March 31, 2020

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)

Perinton, G.O. Bond	4.000%	12/15/2023	AA2	$160,000	$176,291
Pittsford, Public Impt., G.O. Bond	2.000%	11/1/2026	Aaa	595,000	615,879
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 175, Revenue Bond	5.000%	12/1/2021	Aa3	435,000	463,188
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 189, Revenue Bond	5.000%	5/1/2024	Aa3	800,000	924,936
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2024	Aa3	765,000	869,162
Port Authority of New York & New Jersey, Consolidated Series 184, Revenue Bond	5.000%	9/1/2025	Aa3	2,500,000	2,901,850
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	A2	95,000	103,370
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1	215,000	219,515
Sachem Central School District, G.O. Bond	5.000%	10/15/2023	AA2	250,000	283,455
Smithtown, Public Impt., Recreational Facility Impt., G.O. Bond	2.000%	2/15/2022	Aaa	675,000	685,827
Smithtown, Public Impt., Recreational Facility Impt., G.O. Bond	2.000%	2/15/2023	Aaa	435,000	444,587
Smithtown, Public Impt., Recreational Facility Impt., G.O. Bond	2.000%	2/15/2026	Aaa	430,000	446,220
Smithtown, Public Impt., Recreational Facility Impt., G.O. Bond	2.000%	2/15/2028	Aaa	600,000	622,620
Southold Union Free School District, School Impt., G.O. Bond	3.000%	6/15/2028	Aa2	435,000	468,077
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	4.000%	6/1/2022	WR3	25,000	26,226
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond	4.000%	6/1/2022	AAA[2]	175,000	183,024
Sullivan County, Public Impt., G.O. Bond	3.000%	11/15/2023	AA2	500,000	529,955
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2023	Aa3	350,000	397,901
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	4.000%	11/15/2044	Aa3	500,000	552,010
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	5.000%	11/15/2024	Aa3	650,000	762,242
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2024	Aa3	1,000,000	1,089,670
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2029	Aa3	360,000	432,734
Ulster County, Public Impt., G.O. Bond	3.000%	11/15/2027	AA2	425,000	460,475
Vestal Central School District, G.O. Bond	2.000%	6/15/2025	Aa2	685,000	710,201
Victor Central School District, G.O. Bond	5.000%	6/15/2021	Aa2	275,000	287,842
Warren County, G.O. Bond	4.000%	12/1/2033	AA2	500,000	603,955
Warren County, G.O. Bond	4.000%	12/1/2034	AA2	350,000	421,404

Investment Portfolio - March 31, 2020

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Webster Central School District, School Impt., G.O. Bond	2.000%	10/15/2021	AA2	$315,000	$319,161
Yonkers, Public Impt., Series C, G.O. Bond, AGM	4.000%	8/15/2020	A2	350,000	353,728

TOTAL MUNICIPAL BONDS
(Identified Cost $96,312,493)					97,950,750

MUTUAL FUND - 3.5%

iShares New York Muni Bond ETF
(Identified Cost $3,560,156)				68,420	3,866,223

U.S. GOVERNMENT AGENCIES - 0.5%

Other Agencies - 0.5%
Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class AUS
(Identified Cost $497,568)	3.40%	1/25/2036		489,687	570,133

U.S. GOVERNMENT SECURITIES - 3.7%

U.S. Treasury Bills - 3.7%
U.S. Treasury Bill	1.51%[4]	7/16/2020		500,000	499,884
U.S. Treasury Bill	1.51%[4]	7/23/2020		500,000	499,872
U.S. Treasury Bill	1.52%[4]	8/6/2020		500,000	499,850
U.S. Treasury Bill	1.51%[4]	8/13/2020		500,000	499,855
U.S. Treasury Bill	1.48%[4]	9/10/2020		500,000	499,744
U.S. Treasury Bill	1.47%[4]	10/8/2020		500,000	499,755
U.S. Treasury Bill	1.51%[4]	11/5/2020		500,000	499,761
U.S. Treasury Bill	1.48%[4]	12/3/2020		500,000	499,731

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $3,973,348)					3,998,452

SHORT-TERM INVESTMENT - 1.9%

Dreyfus Government Cash Management, Institutional Shares
(Identified Cost $2,054,123)	0.29%[5]			2,054,123	2,054,123

TOTAL INVESTMENTS - 99.0%
(Identified Cost $106,397,688)					108,439,681
OTHER ASSETS, LESS LIABILITIES - 1.0%					1,065,488

NET ASSETS - 100%					$109,505,169

Investment Portfolio - March 31, 2020

(unaudited)

KEY:

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of March 31, 2020, there is no rating available (unaudited).

4Represents the annualized yield at time of purchase.

5Rate shown is the current yield as of March 31, 2020.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$97,950,750	$—	$97,950,750	$—
U.S. Treasury and other U.S. Government agencies	4,568,585	—	4,568,585	—
Mutual fund	3,866,223	3,866,223	—	—
Short-Term Investment	2,054,123	2,054,123	—	—

Total assets	$108,439,681	$5,920,346	$102,519,335	$—

There were no Level 3 securities held by the Series as of December 31, 2019 or March 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.